RELATED PARTY BALANCES AND TRANSACTIONS (Details 1) ¥ in Thousands, $ in Thousands		Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
IfrsStatementLineItems [Line Items]
Payable to related companies		$ 856	¥ 6,221	¥ 9,069
Payable to the Shareholder		10,639	77,317	85,673
Lease liabilities to related parties		52	376	360
Feishang Enterprise [Member]
IfrsStatementLineItems [Line Items]
Payable to related companies	[1]	856	6,221	6,078
Anka Capital Limited [Member]
IfrsStatementLineItems [Line Items]
Payable to related companies	[2]			2,991
Lease liabilities to related parties		52	376	360
Feishang Group [Member]
IfrsStatementLineItems [Line Items]
Payable to the Shareholder	[3]	984	7,153	7,153
Feishang Group One [Member]
IfrsStatementLineItems [Line Items]
Payable to the Shareholder		$ 9,655	¥ 70,164	¥ 78,520

[1]	The payable to Feishang Enterprise by Feishang Management represents the net amount of advances from Feishang Enterprise. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group.
[2]	The payable to Anka Capital represents the net amount of advances from Anka Capital. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group.
[3]	The payable to Feishang Group represents the net amount of advances from Feishang Group. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group.